Summary of significant accounting policies - Initial Measurement of Lease Liability (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Corporate Information and Statement of IFRS Compliance [Abstract]
Operating lease commitments disclosed as of December 31, 2018	$ 9,508
Finance leases	595	$ 595
(Less): short-term leases not recognised as a liability	(9,308)
Add: adjustments as a result of a different treatment	199,929
Add: adjustments relating to changes in the index or rate affecting variable payments	4,213
Initial recognition of lease liability	$ 204,937